CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
Schedule of analysis of cash and cash equivalents

	2023	2022

Banks
- USD denominated time deposits	4,364,432	4,613,034
- TRY denominated time deposits	316,819	3,638,580
- TRY denominated demand deposits	811,499	353,169
- USD denominated demand deposits	3,923	71,638
- Other foreign currency deposits	3,327	534

	5,500,000	8,676,955